Franked Investment Income Group Litigation Order	6 Months Ended
Jun. 30, 2020
Gains Losses On Litigation Settlements [Abstract]
Franked Investment Income Group Litigation Order

Notes to the Interim Financial Statements

FRANKED INVESTMENT INCOME GROUP LITIGATION ORDER (FII GLO)

The Group is the principal test claimant in an action in the United Kingdom against HM Revenue and Customs (“HMRC”) in the FII GLO. There are 23 corporate groups in the FII GLO. The case concerns the treatment for UK corporate tax purposes of profits earned overseas and distributed to the UK. An initial Supreme Court hearing was held in February 2020 with judgment expected shortly.  A further final hearing is anticipated later in the year. The Supreme Court judgment in the CFC & Dividend Group Litigation Order, of which Prudential is the test case, was delivered on 25 July 2018. Applying the Prudential judgment reduces the value of the FII claim to approximately £0.6 billion, mainly as the result of the application of simple interest.

During 2015, HMRC paid to the Group a gross amount of £1.2 billion in two separate payments, less a deduction (withheld by HMRC) of £0.3 billion. The payments made by HMRC have been made without any admission of liability and are subject to refund were HMRC to succeed on appeal. Due to the uncertainty of the amounts and eventual outcome the Group has not recognised any impact in the Income Statement in the current or prior period in respect of the receipt (being net £0.9 billion) and is held as deferred income.  The net £0.9 billion held by the Group is higher than the current value of the claim referred to above. Any future recognition as income will be treated as an adjusting item, due to the size of the order, with interest of £12 million in respect of the six-months ended 30 June 2020 (30 June 2019: £15 million; 31 December 2019: £28 million) accruing on the balance, which was also treated as an adjusting item. Further information on FII GLO is described in Note 6 to the 2019 Annual Report and Accounts and Form 20-F, pages 147 to 148.